CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Total net revenues		$ 61,290,816	$ 79,661,792	$ 73,502,883
Cost of revenues		(45,954,951)	(48,236,951)	(56,817,101)
Gross profit		15,335,865	31,424,841	16,685,782
Operating (expenses)/income:
Sales and marketing		(421,079)	(304,933)	(433,121)
General and administrative		(17,202,061)	(16,998,675)	(14,512,631)
Other operating income (expenses), net		(345,562)	(1,108,681)	6,472,463
Impairment loss of assets		0	(360,151)	(1,432,296)
Total operating expenses		(17,968,702)	(18,772,440)	(9,905,585)
Income/(loss) from operations		(2,632,837)	12,652,401	6,780,197
Other (expenses)/income:
Interest income		657,390	1,654,614	975,719
Interest expense		(3,166,901)	(5,153,794)	(6,206,076)
Investment gain		897,955	0	0
Foreign exchange gains (losses)		1,613,443	(1,764,349)	769,183
Total other (expense) income, net		1,887	(5,263,529)	(4,461,174)
Income/(loss) before income tax		(2,630,950)	7,388,872	2,319,023
Income tax expense		(1,917,206)	(774,412)	(163,036)
Income/(loss), net of tax		(4,548,156)	6,614,460	2,155,987
Less: Net income (loss) attributed to non-controlling interests		123,545	(247,413)	(622,668)
Net income/(loss) attributed to Emeren Group Ltd		$ (4,671,701)	$ 6,861,873	$ 2,778,655
Income/(loss) attributed to Emeren Group Ltd per ADS
Basic		$ (0.07)	$ 0.10	$ 0.06
Diluted		$ (0.07)	$ 0.10	$ 0.06
Weighted average number of ADS used in computing income/(loss) per ADS
Basic	[1],[2]	64,924,455	68,906,139	49,166,354
Diluted	[1],[2]	64,924,455	69,840,638	49,788,422
Solar power projects
Net revenues:
Total net revenues		$ 13,753,389	$ 61,036,228	$ 49,160,215
Electricity generation
Net revenues:
Total net revenues		21,654,175	17,969,727	23,547,162
EPC services
Net revenues:
Total net revenues		24,760,309	0	0
Other
Net revenues:
Total net revenues		$ 1,122,943	$ 655,837	$ 795,506

[1]	All shares are converted to ADS, each ADS represents 10 common shares
[2]	Each American depositary shares (ADS) represents 10 common shares